SCHEDULE OF EFFECTIVE STATUTORY INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal income tax at the statutory rate	(21.00%)	(21.00%)
State income tax rate (net of federal)	(2.10%)	(1.20%)
Foreign tax rate differential	2.10%	(3.00%)
Non-deductible expenses	1.00%	1.40%
Deferred true-up	11.60%	13.20%
Change in valuation allowance	8.50%	10.80%
Effective income tax rate	0.10%	0.20%